SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2014
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Current Weighted Average Exercise Price Per Share
			Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2012	16,350,045	$0.72
Exercised	(130,000)	$0.18
Forfeited	(581,200)	$0.74

Options Outstanding and Exercisable at October 31, 2013	15,638,845	$0.72
Exercised	(435,000)	$0.145
Forfeited	(2,854,075)	$0.79
Options Outstanding and Exercisable at October 31, 2014	12,349,770	$0.72	$72,000
		Weighted Average Exercise Price Per Share
	Shares		Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Exercised	(16,000)	$0.16
Options Outstanding at October 31, 2013	2,984,000	$0.245
Granted	15,310,000	$0.23
Exercised	(80,000)	$0.16
Options Outstanding at October 31, 2014	18,214,000	$0.23	$25,910
Options Exercisable at October 31, 2014	6,543,445	$0.23	$23,410

2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$0.07 - $0.37	1,275,000	3.00	$0.15
$0.43 - $0.70	4,624,770	1.20	$0.62
$0.74 - $0.92	5,450,000	2.10	$0.86
$1.04 - $1.46	1,000,000	2.80	$1.17

2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Award Plan, Activity [Table Text Block]
	Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding			Number Exercisable

.	.
$0.12 - $0.37	18,214,000	8.55	$0.23	6,543,445	7.04	$0.23
0

Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Award Plan, Activity [Table Text Block]
	Options Outstanding				Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
				Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

.	.
$0.195-$0.235		44,500,000	7.91	$0.22	31,345,411	7.91	$0.22
0